Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2014	Feb. 25, 2014	Dec. 31, 2013	Dec. 31, 2012
Preferred stock, shares issued		4,000,000
Preferred stock, shares outstanding		4,000,000
Common stock, par value (in dollars per share)	$ 0.001		$ 0.001
Common stock, shares authorized	100,000,000		100,000,000
Common stock, shares issued	16,179,426	15,196,292	14,496,561
Common stock, shares, outstanding	16,179,426	15,196,292	14,496,561	1,000
Series A Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001		$ 0.001
Preferred stock, shares authorized	20,000,000		20,000,000
Preferred stock, shares issued	4,000,000		4,000,000
Preferred stock, shares outstanding	4,000,000		4,000,000
Common Class A [Member]
Common stock, shares authorized			16,000,000
Common stock, shares issued			14,496,561	13,728,140
Common stock, shares, outstanding			14,496,561	13,728,140
Preferred Class B [Member]
Preferred stock, par value (in dollars per share)			$ 0.001
Preferred stock, shares authorized			20,000,000
Preferred stock, shares issued			4,000,000	4,000,000
Preferred stock, shares outstanding			4,000,000	4,000,000